Note 17 - Financial Instruments with Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2025	2024
Commitments to originate loans	$21,129	$20,130
Unfunded commitments under lines of credit	45,407	62,904
Standby letters of credit	1,050	1,938